Weighted average basic and diluted number of common shares outstanding (Narrative) (Details) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Number And Weighted Average Exercise Prices Of Other Equity Instruments [Abstract]
Anti-dilutive stock options	7,762,340	8,044,000
Anti-dilutive warrants	7,160,440	14,089,280